CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net income (loss)	$ 123,015	$ (96,871)	$ 78,863
Non-cash items:
Unrealized (gain) loss on derivative instruments (note 13)	(39,538)	107,860	5,618
Depreciation and amortization	194,631	187,710	190,341
Loss on sale of vessels	7,094	171
Write down of vessels	25,123	90,937	9,441
Deferred income tax recovery	(8,808)	(614)	(15,756)
Foreign currency exchange loss and other	2,546	2,672	7,251
Change in non-cash working capital items related to operating activities (note 16)	(17,447)	(11,296)	34,464
Expenditures for dry docking	(19,122)	(26,407)	(23,637)
Net operating cash flow	267,494	254,162	286,585
FINANCING ACTIVITIES
Proceeds from drawdown of long-term debt	318,645	457,530	355,678
Repayments of long-term debt	(146,162)	(110,694)	(90,835)
Repayments of long-term debt relating to Dropdown Predecessors			(41,909)
Prepayments of long-term debt	(445,698)	(125,562)	(568,236)
Debt issuance costs	(4,361)	(682)	(3,371)
Purchase of 49% interest in Teekay Offshore Operating L.P.		(386,267)
Purchase of vessels from Teekay Corporation (note 16f)		(60,683)	(107,051)
Contributions and purchases from Teekay Corporation	(12,848)
Proceeds from equity offerings	265,393	420,146	419,989
Expenses of equity offerings	(8,164)	(222)	(18,498)
Cash distributions paid by the Partnership	(160,905)	(129,323)	(85,077)
Cash distributions paid by subsidiaries to non-controlling interests	(8,787)	(36,980)	(77,236)
Other	(3,120)	8,055	4,946
Net financing cash flow	(206,007)	35,318	(211,600)
INVESTING ACTIVITIES
Expenditures for vessels and equipment	(87,408)	(148,480)	(40,645)
Proceeds from sale of vessels and equipment	35,235	13,354
Direct financing lease payments received	17,091	20,948	22,736
Purchase of Piranema Spirit (note 18)		(161,851)
Net investing cash flow	(35,082)	(276,029)	(17,909)
Increase in cash and cash equivalents	26,405	13,451	57,076
Cash and cash equivalents, beginning of the year	179,934	166,483	109,407
Cash and cash equivalents, end of the year	$ 206,339	$ 179,934	$ 166,483